DISCONTINUED OPERATIONS (Assets and liabilities of the discontinued operations) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Assets
Cash and cash equivalents		¥ 1,291,072,949
Restricted short-term investments		599,048,331
Notes receivable, net - third parties		38,644,600
Accounts receivable, net - third parties		666,200,351
Other receivables, net - third parties		308,610,206
Prepayments and other current assets		11,004,290
Total current assets		2,914,580,727
Long-term investments		109,587,142
Property, plant and equipment, net		5,019,914
Intangible assets, net		730,794
Other assets - third parties		558,575,058
Restricted cash - non current		173,531,731
Project Assets		7,044,728,804
Deferred tax assets - non current		8,040,685
Total assets held for sale		10,814,794,855
Liabilities
Short-term borrowings from third parties, including current portion of long-term bank borrowings		700,285,077
Notes payable - third parties		589,266,149
Accrued payroll and welfare expenses		21,386,968
Income tax payable		15,670,018
Advances from third parties		313,741
Other payables and accruals		1,314,766,124
Total current liabilities		6,029,222,824
Long-term borrowings		3,319,224,224
Long-term payables		56,955,933
Deferred tax liability - non current		11,354,590
Total liabilities held for sale		6,029,222,824
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	(2,017,319,542)	(1,431,244,810)	¥ (406,886,606)
Net cash used in investing activities	(2,048,843,302)	(2,129,264,757)	(2,511,677,528)
Net cash provided by financing activities	5,074,465,592	4,390,737,581	3,323,916,670
Net increase in cash and cash equivalent	¥ 1,008,302,748	¥ 830,228,014	¥ 405,352,536